Other Charges (Tables)	12 Months Ended
Jan. 31, 2024
Other Charges.
Schedule of components of other charges

	January 31,	January 31,	January 31,
Year Ended	2024	2023	2022
Acquisition-related costs	3,697	2,560	1,292
Contingent consideration accretion and adjustments	16,334	2,804	5,070
Restructuring plans	1,618	77	66
	21,649	5,441	6,428

Schedule of changes in restructuring plan

	Workforce	Office
	Reduction	Closures	Total
Balance at January 31, 2023	—	—	—
Accruals and adjustments	965	651	1,616
Cash draw downs	(529)	(112)	(641)
Non-cash draw downs and foreign exchange	6	(539)	(533)
Balance at January 31, 2024	442	—	442